Statement of compliance	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Statement of compliance
2.	Statement of compliance

The consolidated financial statements are prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (‘IASB”) and in conformity with IFRS as adopted by the European Union up to 31 December 2018 (collectively “IFRS”). AB InBev did not early apply any new IFRS requirements that were not yet effective in 2018 and did not apply any European carve-outs from IFRS.